9. Subsequent Events (Details Narrative) - Quarterly (Quarterly Member, USD $)	3 Months Ended											3 Months Ended
	Mar. 31, 2014	Jun. 06, 2014	Dec. 31, 2013	Apr. 23, 2013	Jun. 06, 2014 Sebastian Stant	Oct. 01, 2016 Vicent "Tripp" Keber	Oct. 01, 2015 Vicent "Tripp" Keber	Oct. 01, 2014 Vicent "Tripp" Keber	Oct. 01, 2016 Ean Seeb	Oct. 01, 2015 Ean Seeb	Oct. 01, 2014 Ean Seeb	Jun. 30, 2014 Jesus Quintero	Jun. 06, 2014 Vicent "Tripp" Keber	Jun. 06, 2014 Ean Seeb
Employee Incentive Plan Authorized Shares		4,000,000
Shares Issued					250,000								250,000	250,000
Stock Options Issued					550,000								750,000	750,000
Strike Price					$ 0.10								$ 0.10	$ 0.10
Vesting Schedule Shares						250,000	250.000	250,000	250,000	250,000	250,000
Number Of Users Required for Early Vesting						1,080,000	830,000		1,080,000	830,000
Number of Users Required for Vesting					Under the terms of the agreement, 250,000 options will vest upon the company obtaining 250,000 users; 150,000 options will vest upon the company obtaining 500,000 users; and 150,000 options will vest upon the company obtaining 750,000 users.
Shares issued for Services												100,000